Fair Value of Stock Option and SAR Award Weighted-Average Assumptions (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.55%	0.80%	0.90%
Expected life of award (in years)	5 years 1 month 6 days	4 years 10 months 24 days	5 years 2 months 12 days
Expected dividend yield of stock	1.90%	1.70%	1.60%
Expected volatility of stock	39.10%	39.00%	37.30%
Weighted-average fair value	$ 32.57	$ 24.76	$ 20.30